Information by business segment and by geographic area (Tables)	6 Months Ended
Jun. 30, 2020
Information by business segment and by geographic area
Schedule of adjusted EBITDA

	Three-month period ended June 30,2020
			Sales,			Dividends
		Cost of goods	administrative			received and
		sold and	and other		Pre operating	interest from
	Net operating	services	operating	Research and	and operational	associates and	Adjusted
	revenue	rendered	expenses	evaluation	stoppage	joint ventures	EBITDA
Ferrous minerals
Iron ore	4,852	(1,739)	(59)	(25)	(122)	—	2,907
Iron ore pellets	900	(377)	2	(1)	(17)	53	560
Ferroalloys and manganese	68	(42)	—	(1)	(10)	—	15
Other ferrous products and services	75	(56)	1	—	—	—	20
	5,895	(2,214)	(56)	(27)	(149)	53	3,502

Base metals
Nickel and other products	948	(649)	(16)	(11)	(29)	—	243
Copper	523	(185)	(3)	(15)	—	—	320
	1,471	(834)	(19)	(26)	(29)	—	563

Coal	94	(361)	3	(5)	—	—	(269)

Brumadinho event	—	—	(130)	—	—	—	(130)
COVID-19	—	—	(85)	—	—	—	(85)
Others	58	(69)	(190)	(32)	(1)	24	(210)
Total	7,518	(3,478)	(477)	(90)	(179)	77	3,371

	Three-month period ended June 30,2019
			Sales,			Dividends
		Cost of goods	administrative			received and
		sold and	and other		Pre operating	interest from
	Net operating	services	operating	Research and	and operational	associates and	Adjusted
	revenue	rendered	expenses	evaluation	stoppage	joint ventures	EBITDA
Ferrous minerals
Iron ore	5,849	(2,093)	(148)	(24)	(236)	—	3,348
Iron ore pellets	1,300	(576)	(3)	(5)	(13)	144	847
Ferroalloys and manganese	69	(56)	(1)	(1)	—	—	11
Other ferrous products and services	97	(82)	2	—	—	—	17
	7,315	(2,807)	(150)	(30)	(249)	144	4,223

Base metals
Nickel and other products	1,076	(794)	(22)	(8)	(4)	—	248
Copper	462	(235)	(3)	(7)	—	—	217
	1,538	(1,029)	(25)	(15)	(4)	—	465

Coal	256	(386)	2	(6)	—	28	(106)

Brumadinho event	—	—	(1,532)	—	—	—	(1,532)

Others	77	(80)	44	(39)	(3)	49	48
Total	9,186	(4,302)	(1,661)	(90)	(256)	221	3,098

	Six-month period ended June 30,2020
			Sales,			Dividends
		Cost of goods	administrative			received and
		sold and	and other		Pre operating	interest from
	Net operating	services	operating	Research and	and operational	associates and	Adjusted
	revenue	rendered	expenses	evaluation	stoppage	joint ventures	EBITDA
Ferrous minerals
Iron ore	9,163	(3,422)	(84)	(48)	(291)	—	5,318
Iron ore pellets	1,752	(789)	12	(2)	(42)	53	984
Ferroalloys and manganese	114	(91)	—	(1)	(11)	—	11
Other ferrous products and services	162	(127)	2	(1)	—	—	36
	11,191	(4,429)	(70)	(52)	(344)	53	6,349

Base metals
Nickel and other products	1,992	(1,310)	(35)	(25)	(29)	—	593
Copper	906	(392)	(2)	(32)	—	—	480
	2,898	(1,702)	(37)	(57)	(29)	—	1,073

Coal	242	(735)	5	(14)	—	75	(427)

Brumadinho event	—	—	(289)	—	—	—	(289)
COVID-19	—	—	(85)	—	—	—	(85)
Others	156	(161)	(320)	(62)	(5)	24	(368)
Total	14,487	(7,027)	(796)	(185)	(378)	152	6,253

	Six-month period ended June 30,2019
			Sales,			Dividends
		Cost of goods	administrative			received and
		sold and	and other		Pre operating	interest from
	Net operating	services	operating	Research and	and operational	associates and	Adjusted
	revenue	rendered	expenses	evaluation	stoppage	joint ventures	EBITDA
Ferrous minerals
Iron ore	10,326	(3,737)	(161)	(43)	(393)	—	5,992
Iron ore pellets	2,974	(1,329)	(7)	(10)	(23)	144	1,749
Ferroalloys and manganese	154	(113)	(2)	(1)	—	—	38
Other ferrous products and services	204	(159)	1	—	—	—	46
	13,658	(5,338)	(169)	(54)	(416)	144	7,825

Base metals
Nickel and other products	2,056	(1,482)	(34)	(15)	(12)	—	513
Copper	933	(461)	(3)	(12)	—	—	457
	2,989	(1,943)	(37)	(27)	(12)	—	970

Coal	589	(809)	1	(12)	—	56	(175)

Brumadinho event	—	—	(6,036)	—	—	—	(6,036)

Others	153	(165)	(104)	(68)	(3)	49	(138)
Total	17,389	(8,255)	(6,345)	(161)	(431)	249	2,446

Adjusted EBITDA is reconciled to net income (loss) as follows:

	Three-month period ended June 30,		Six-month period ended June 30,
	2020	2019	2020	2019
Net income (loss) attributable to Vale's stockholders	995	(133)	1,234	(1,775)
Loss attributable to noncontrolling interests	(76)	(9)	(154)	(42)
Net income (loss)	919	(142)	1,080	(1,817)
Depreciation, depletion and amortization	807	966	1,622	1,767
Income taxes	145	473	(504)	(159)
Financial results	485	728	2,770	1,434
Equity results and other results in associates and joint ventures	535	743	701	659
Dividends received and interest from associates and joint ventures (i)	77	221	152	249
Impairment and disposal of non-current assets	403	109	432	313
Adjusted EBITDA	3,371	3,098	6,253	2,446
(i)	Includes the remuneration of the financial instrument of the Coal segment.

Asset by segment

	June 30,2020			December 31,2019
		Investments in	Property, plant		Investments in	Property, plant
		associates and	and equipment		associates and	and equipment
	Product inventory	joint ventures	and intangibles (i)	Product inventory	joint ventures	and intangibles (i)
Ferrous minerals	1,859	1,233	25,441	1,955	1,729	33,528
Base metals	1,409	16	18,198	1,354	14	19,893
Coal	38	—	—	60	—	—
Others	10	822	1,279	2	1,055	1,654
Total	3,316	2,071	44,918	3,371	2,798	55,075

	Three-month period ended June 30,
	2020			2019
	Capital expenditures (ii)			Capital expenditures (ii)
			Depreciation,			Depreciation,
	Sustaining	Project	depletion and	Sustaining	Project	depletion and
	capital	execution	amortization	capital	execution	amortization
Ferrous minerals	482	59	478	312	87	531
Base metals	329	63	317	259	42	356
Coal	31	—	—	27	—	60
Others	1	2	12	2	1	19
Total	843	124	807	600	130	966

	Six-month period ended June 30,
	2020			2019
	Capital expenditures (ii)			Capital expenditures (ii)
			Depreciation,			Depreciation,
	Sustaining	Project	depletion and	Sustaining	Project	depletion and
	capital	execution	amortization	capital	execution	amortization
Ferrous minerals	1,018	150	900	591	173	959
Base metals	690	115	677	441	53	662
Coal	111	—	19	77	—	109
Others	3	4	26	3	3	37
Total	1,822	269	1,622	1,112	229	1,767
(i)	Goodwill is allocated mainly to ferrous minerals and base metals segments in the amount of US$1,303 and US$1,813 in June 30, 2020 and US$1,770 and US$1,859 in December 31, 2019, respectively.
(ii)	Cash outflows.

Assets and net operating revenue by geographic area

	Three-month period ended June 30, 2020
	Ferrous minerals	Base metals	Coal	Others	Total
Americas, except United States and Brazil	14	45	—	—	59
United States of America	29	148	—	—	177
Germany	67	284	—	—	351
Europe, except Germany	223	427	34	—	684
Middle East, Africa and Oceania	280	5	21	—	306
Japan	288	108	—	—	396
China	4,154	166	—	—	4,320
Asia, except Japan and China	417	245	35	—	697
Brazil	423	43	4	58	528
Net operating revenue	5,895	1,471	94	58	7,518

	Three-month period ended June 30,2019
	Ferrous minerals	Base metals	Coal	Others	Total
Americas, except United States and Brazil	145	166	—	—	311
United States of America	123	244	—	—	367
Germany	307	146	—	—	453
Europe, except Germany	466	421	43	—	930
Middle East, Africa and Oceania	491	5	9	—	505
Japan	472	87	30	—	589
China	4,017	183	—	—	4,200
Asia, except Japan and China	513	234	143	—	890
Brazil	781	52	31	77	941
Net operating revenue	7,315	1,538	256	77	9,186

	Six-month period ended June 30,2020
	Ferrous minerals	Base metals	Coal	Others	Total
Americas, except United States and Brazil	114	244	—	—	358
United States of America	73	393	—	—	466
Germany	249	478	—	—	727
Europe, except Germany	509	805	81	—	1,395
Middle East, Africa and Oceania	522	13	49	—	584
Japan	665	202	13	—	880
China	7,218	282	16	—	7,516
Asia, except Japan and China	828	401	79	—	1,308
Brazil	1,013	80	4	156	1,253
Net operating revenue	11,191	2,898	242	156	14,487

	Six-month period ended June 30, 2019
	Ferrous minerals	Base metals	Coal	Others	Total
Americas, except United States and Brazil	306	386	—	—	692
United States of America	221	453	—	—	674
Germany	569	264	—	—	833
Europe, except Germany	879	817	149	—	1,845
Middle East, Africa and Oceania	1,119	11	36	—	1,166
Japan	950	175	96	—	1,221
China	7,261	326	—	—	7,587
Asia, except Japan and China	946	457	262	—	1,665
Brazil	1,407	100	46	153	1,706
Net operating revenue	13,658	2,989	589	153	17,389

Summary of sensitivity of the Company's risk on final settlement of its provisionally priced accounts receivables

	June 30, 2020
	Thousand	Provisional price (US$/tonne)	Change	Effect on Revenue
	metric tons			(US$ million)
Iron ore	19,267	94.3	+/-10%	182
Iron ore pellets	1,783	123.5	+/-10%	22
Copper	81	7,865.0	+/-10%	64